Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expenses
	For the years ended March 31,
	2022	2021	2020

Current income tax provision	$-	$-	$-
Deferred income tax provision	328,146	(192,683)	(101,722)
Total income tax expense (benefit)	328,146	$(192,683)	$(101,722)

Schedule of income from operations before income taxes
	For the years ended March 31,
	2022	2021	2020

Income (Loss) before income taxes	(5,407,949)	$(2,940,866)	$(10,389,594)
Income tax expense at the PRC statutory rate	(811,192)	(441,130)	(1,558,439)
Non-deductible expenses	178,293	278,437	51,884
Deductible research and development expenses	(53,415)	(41,120)	(39,787)
Deferred tax provision	(197,693)	(192,683)	(101,722)
Deferred tax allowance	525,839	-	-
Effect of income tax rate differences in jurisdictions other than the PRC	686,314	203,813	1,546,342
Total income tax expense (benefit)	328,146	$(192,683)	$(101,722)

Schedule of deferred income tax assets and liabilities
	As of March 31,
	2022	2021

Tax loss carry forward	$392,108	$100,095
Allowance for doubtful account - prepayments, receivables and other current assets	-	163,613
Allowance for doubtful account - accounts receivable	114,449	40,604
Impairment provision for inventory	25,811	17,132
Allowance for deferred tax assets	(532,368)
Total	$-	$321,444